INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense	$ 374	$ 237	$ 250
Origination and reversal of temporary differences	13	(37)	29
Changes in tax rates or the imposition of new taxes	188	41	(20)
Previously unrecognized deferred taxes	39	50	19
Net income before income tax	3,333	1,195	928
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	829	431	304
Change in substantively enacted tax rates	188	41	(20)
International operations subject to different tax rates	(9)	(21)	(6)
Taxable income attributable to non-controlling interests	(325)	(91)	(62)
Portion of gains subject to different tax rates	(115)	(117)	34
Deferred tax assets not recognized	39	50	19
Permanent differences and other	7	(2)	9
Total income tax expense	$ 614	$ 291	$ 278